Retirement Plans (tables)	12 Months Ended
Mar. 31, 2015
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2015	2014
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$170,478	$163,531
Service cost	8,515	7,752
Interest cost	8,236	7,592
Plan amendments	952	-
Actuarial loss (gain)	30,556	(3,109)
Benefit payments and expenses	(5,829)	(5,288)
Benefit obligation at end of year	$212,908	$170,478

Change in Plan Assets

Fair value of plan assets at beginning of year	$154,650	$135,016
Actual gain on plan assets	8,777	22,922
Employer contributions	350	2,000
Benefit payments and expenses	(5,829)	(5,288)
Fair value of plan assets at end of year	$157,948	$154,650

Unfunded Status	$(54,960)	$(15,828)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	2015	2014
	(In thousands)
Amounts Recognized in Accumulated Other
Comprehensive Pre-Tax Loss

Prior service cost	$(952)	$-
Net loss	$(50,883)	$(18,094)
Accumulated other comprehensive pre-tax loss	$(51,835)	$(18,094)

Schedule of Amounts Recognized In Other Comprehensive Income Loss [Table Text Block]
Pension and
post retirement plan
adjustments, net
of tax
(In thousands)
Accumulated Other Comprehensive Loss

Balance at March 31, 2014	$(11,252)

Other comprehensive loss before reclassifications	(20,552)
Reclassified from accumulated other comprehensive loss	-
Net current period other comprehensive loss	(20,552)
Balance at March 31, 2015	$(31,804)

Schedule of Costs of Retirement Plans [Table Text Block]
The following table provides the components of net periodic benefit cost for the Plan for fiscal years 2015, 2014, and 2013:

	2015	2014	2013
	(In thousands)
Service cost	$8,515	$7,752	$6,988
Interest cost	8,236	7,592	7,265
Expected return on plan assets	(11,360)	(9,938)	(8,603)
Amortization of net loss	350	2,434	3,190
Net periodic benefit cost	$5,741	$7,840	$8,840

Schedule of Assumptions Used [Table Text Block]
	2015	2014

Discount rate - benefit obligation	4.15%	4.85%
Discount rate - pension expense	4.85%	4.70%
Expected return on plan assets	7.25%	7.50%
Rate of compensation increase	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
The Company's plan assets consist of the following:

	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2016	2015	2014

Plan Assets

Equity securities	99%	97%	99%
Debt securities	-	-	-
Real estate	-	-	-
Cash	1	3	1
Total	100%	100%	100%

Schedule of Expected Benefit Payments [Table Text Block]
Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 (in thousands):

2016	$6,184
2017	6,630
2018	7,315
2019	7,978
2020	8,729
2021-2024	55,676